STATEMENT OF CASH FLOWS	1 Months Ended
Dec. 31, 2025 USD ($)
Cash Flows from Operating Activities
Net loss	$ (659)
Changes in operating assets and liabilities (used in) provided by cash, cash equivalents, and restricted cash:
Accrued expenses	$ 659